Leases under ASC 842	3 Months Ended
Mar. 31, 2026
Leases Under Asc 842
Leases under ASC 842

Note 8 – Leases under ASC 842

The Company leases certain office space under operating leases for use in operations. The Company recognizes operating lease expense on a straight-line basis over the lease term. Management determines if an arrangement is a lease at contract inception. Lease and non-lease components are accounted for as a single component for all leases. Operating lease right to use (“ROU”) assets and liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term, which includes optional renewal periods if the Company determines it is reasonably certain that the option will be exercised. As the operating lease does not provide an implicit rate, the discount rate used in the present value calculation represents the incremental borrowing rate determined using information available at the commencement date. Rent expense, as part of general and administrative expenses in the statements of operations, was $20,984 and $8,960 for the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026, weighted-average remaining lease term and discount rate were as follows:

March 31, 2026
Weighted-average remaining lease term	1 year
Weighted-average discount rate	8.6%

The following is a maturity analysis of the annual undiscounted cash flows reconciled to the carrying value of the operating lease liabilities as of March 31, 2026:

Years Ended December 31,
2026	$32,540
2027	14,735
Less imputed interest	(2,314)
Total	$44,961